ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Nature of Business (Details) - subsidiary	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Number of wholly-owned subsidiaries	2	2